SIGNIFICANT TRANSACTIONS - Termination of Deodar sale (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets and liabilities classified as held for sale
Property and equipment	$ 4,932	$ 6,237	[1]	$ 6,719
Goodwill	3,816	4,618	[1]	$ 4,696
Deferred tax assets	197	336	[1]
Other non-current assets	193	263	[1]
Other current assets	479	648	[1]
Total assets	14,102	19,484	[1]
Equity attributable to equity owners of the parent	3,670	4,331	[1]
Non-controlling interests	(891)	(441)	[1]
Non-current liabilities	6,910	10,944	[1]
Current liabilities	4,409	4,635	[1]
Deodar
Assets and liabilities classified as held for sale
Property and equipment		6,237
Goodwill		4,618
Deferred tax assets		336
Other non-current assets		201
Other current assets		2,487
Total assets		22
Equity attributable to equity owners of the parent		4,331
Non-controlling interests		(441)
Non-current liabilities		10,944
Current liabilities		4,635
Total liabilities		15
Balance sheet as reported
Assets and liabilities classified as held for sale
Property and equipment	4,932
Goodwill	3,816
Deferred tax assets	197
Other non-current assets	193
Other current assets	2,516
Total assets	14,102
Equity attributable to equity owners of the parent	3,670
Non-controlling interests	(891)
Non-current liabilities	6,910
Current liabilities	$ 4,409
Balance sheet as reported | Deodar
Assets and liabilities classified as held for sale
Property and equipment		6,097
Goodwill		4,394
Deferred tax assets		272
Other non-current assets		199
Other current assets		2,443
Total assets		533
Equity attributable to equity owners of the parent		4,352
Non-controlling interests		(425)
Non-current liabilities		10,937
Current liabilities		4,607
Total liabilities		50
Retrospective depreciation recorded in 2017 | Deodar
Assets and liabilities classified as held for sale
Property and equipment		(37)
Goodwill		0
Deferred tax assets		0
Other non-current assets		0
Other current assets		0
Total assets		0
Equity attributable to equity owners of the parent		(21)
Non-controlling interests		(16)
Non-current liabilities		0
Current liabilities		0
Total liabilities		0
Reclassification | Deodar
Assets and liabilities classified as held for sale
Property and equipment		177
Goodwill		224
Deferred tax assets		64
Other non-current assets		2
Other current assets		44
Total assets		(511)
Equity attributable to equity owners of the parent		0
Non-controlling interests		0
Non-current liabilities		7
Current liabilities		28
Total liabilities		$ (35)

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).